COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 11 - COMMITMENT AND CONTINGENCIES

A) On March 15, 2020, SleepX entered into license agreement with B.G Negev Technologies and Applications Ltd. and Mor Research Application Ltd. (the “Licensors”) pursuant to which SleepX is entitled to receive from the Licensors an exclusive worldwide license with the right to grant sub-licenses and with a term of 15 years, to research, develop, manufacture use, market, distribute, offer for sale and sell the licensed products covered in the license agreement (the “Licensed Products”). The payment terms for the license agreement are as follows:

  1. Annual license fee – annual payments as follows:

Year	US$K
1-4	0
5	10
6	20
7	30
8	40
9-15	50

2.	Running royalties – 3% of all net sales received from the licensed products for a period of up to 15 years from initiation of sales in each state using licensed IP.
3.	Sublicense payments –

i.	25% of sublicense income received prior to attainment of all regulatory approval for marketing and sale of the licensed products in the first jurisdiction where the licensed products is intended to be sold.
ii.	15% of sublicense income received after the date recorded in section (a) above, but prior to the first commercial sale of the licensed product.
iii.	10% of sublicense income received after the date recorded in section (b) above.

4.	Milestone payment – payment of $60,000 upon the attainment of regulatory approval from applicable authority in USA or Europe to market and sell the licensed products.
5.	Exit Fee Varies according to its kind upon consummation of the Exit event.

In addition to the payment terms mentioned above, SleepX will reimburse the Licensors for all incurred in the filling, prosecution and maintenance of the licensor’s patents prior to the effective date. The amount of such expenses was $61,757 which were paid and are included in the financial statements.

B) In addition, the Company’s obligations under the CLA with Investor 2 as mentioned above in Note 8, are secured by a security interest in substantially all of its assets pursuant to a Security Agreement dated as of November 24, 2021 between the investor and the Company